Summary of Significant Accounting Policies - Schedule of Correction and Reclassifications (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Item Effected [Line Items]
Total other assets	$ 16,640				$ 91,040				$ 16,640	$ 91,040
Total assets	1,361,827				1,130,572				1,361,827	1,130,572
Long term debt	520,422				450,885				520,422	450,885
Total liabilities and stockholders' equity	1,361,827				1,130,572				1,361,827	1,130,572
Net sales	90,025	$ 88,567	$ 125,503	$ 133,600	118,485	$ 104,375	$ 147,995	$ 125,033	437,695	495,888	$ 416,223
Cost of sales									417,647	430,423	369,387
Gross profit	(1,569)	(11,798)	12,616	20,799	9,250	(912)	28,950	28,177	20,048	65,465	46,836
Selling, general and administrative expense									$ 49,589	38,840	35,867
As Previously Reported [Member]
Item Effected [Line Items]
Total other assets					98,918					98,918
Total assets					1,137,005					1,137,005
Long term debt					457,318					457,318
Total liabilities and stockholders' equity					1,137,005					1,137,005
Net sales	157,021	157,685	182,659	193,858	181,277	171,046	201,662	178,525		732,510	679,287
Cost of sales										579,155	535,731
Gross profit	19,070	13,279	34,882	42,359	31,378	24,386	48,869	48,722		153,355	143,556
Selling, general and administrative expense										103,886	100,674
Adjustments / Reclassifications [Member]
Item Effected [Line Items]
Total other assets					(6,433)					(6,433)
Total assets					(6,433)					(6,433)
Long term debt					(6,433)					(6,433)
Total liabilities and stockholders' equity					(6,433)					(6,433)
Net sales	90,025	88,567	125,503	133,600	118,485	104,375	147,995	125,033		28,736	21,954
Cost of sales										34,217	27,391
Gross profit	$ (1,569)	$ (11,798)	$ 12,616	$ 20,799	9,250	$ (912)	$ 28,950	$ 28,177		(5,481)	(5,437)
Selling, general and administrative expense										(5,481)	(5,437)
Adjustments / Reclassifications 2 [Member]
Item Effected [Line Items]
Total other assets					$ (1,445)					(1,445)
Net sales										(265,358)	(285,018)
Cost of sales										(182,949)	(193,735)
Gross profit										(82,409)	(91,283)
Selling, general and administrative expense										$ (59,565)	$ (59,370)